Balances and transactions with related parties: Transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related parties:
Revenue	$ 12,624,731	$ 16,821,638	$ 15,410,241
Technical assistance (Note 15.4)	(175,615)	(404,086)	(386,249)
Leasing	(6,304)	(5,232)
Autobuses de Oriente
Related parties:
Revenue	7,968	14,349	14,455
Autobuses Golfo Pacfico
Related parties:
Revenue	4,862	7,290	7,014
Coordinados de Mxico de Oriente, S. A. de C. V.
Related parties:
Revenue	164	157	150
Related parties
Related parties:
Leasing	(6,061)	(5,340)	(5,232)
Cleaning services	$ (11,848)	$ (11,544)	$ (10,854)